FAEGRE DRINKER BIDDLE & REATH LLP

320 S. Canal Street, Suite 3300
Chicago, IL 60606
Telephone: (312) 569-1000
Fax: (312) 569-3000
www.faegredrinker.com

January 10, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Inc.(“RBB”)
(1933 Act Registration No. 033-20827)
(1940 Act Registration No. 811-05518)

Ladies and Gentlemen:

On behalf of RBB, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of RBB’s Registration Statement on Form N-14, including exhibits (the “Registration Statement”). This filing relates to the proposed conversion of the Chestnut Street Exchange Fund (the “Target Fund”) into an exchange-traded fund through the acquisition by SGI Enhanced Market Leaders ETF, a newly formed series of RBB (the “Acquiring Fund”), of the assets and liabilities of the Target Fund, in exchange for shares of the Acquiring Fund, referred to herein as the “Reorganization.”

The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of applicable shareholders, voting separately, to approve with respect to the Reorganization:

(1) an Agreement and Plan of Reorganization, pursuant to which the Target Fund will transfer that portion of its assets and liabilities (in aggregate, all of its assets and liabilities) to the Acquiring Fund, in exchange for shares of the Acquiring Fund, followed by the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation of the Target Fund; and

(2) to transact such other business as may properly come before the special shareholder meeting or any adjournments or postponements thereof.

This filing is being made to amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

RBB has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

Questions and comments concerning the enclosed materials may be directed to me at 312-356-5045.

Very truly yours,

/s/ Jairo R. Villalobos
Jairo R. Villalobos

Enclosures